SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

27.   SHARE BASED COMPENSATION

(a)    Incentive plan of JinkoSolar Holding

The Company adopted a long-term incentive plan (the “2009 Plan”) in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 10,897,300 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a long-term incentive plan (the “2014 Plan”) in August 2014. The 2014 Plan provides for the issuance of options of 12,037,980 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

The Company adopted a long-term incentive plan (the “2021 Plan”) in August 2021. The 2021 Plan provides for the issuance of restricted shares of 354,000 ordinary shares. The restricted shares have a contractual life of 5 year. The restricted shares will vest in 10 successive equal semi-annual installments on the first day of half-year anniversaries starting from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

The Company adopted a long-term incentive plan (the “2022 Plan”) in February 2022. The 2022 Plan provides for the issuance of restricted shares of 16,684,600 ordinary shares. The restricted shares have a contractual life of 3 year. Fifty percent (50%) of the restricted shares were immediately vested at the grant date and the rest of the restricted shares will vest in 12 successive equal quarter installments on the first day of quarter anniversaries starting from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

The Company adopted a long - term incentive plan (the “2023 Plan”) in January 2023. The 2023 Plan provides for the issuance of restricted shares of 20,800,000 ordinary shares. The restricted shares have a contractual life of 7 year. The vesting of the Awards is subject to (i) the participants’ continued service with the Company, and (ii) the Company meeting certain financial performance targets and investment targets. The restricted shares will vest in 14 successive equal semi - annual installments on the first day of half - year anniversaries starting from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

(i)Share options

A summary of the share option activities under the Company’s share-based compensation plan for the years ended December 31, 2022, 2023 and 2024 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of December 31, 2021	347,536	3.65	3.84	17,373
Exercise	(175,536)	3.35	—	—
Balance as of December 31, 2022	172,000	3.96	2.69	8,305
Exercise	—	—	—	—
Balance as of December 31, 2023	172,000	3.96	1.68	7,157
Exercise	(158,000)	3.29	—	—
Balance as of December 31, 2024	14,000	3.29	0.68	296

Vested as of December 31, 2024	14,000	3.29	0.68	296
Vested and exercisable as of December 31, 2024	14,000	3.29	0.68	296

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, USD6.23 (RMB44.75) per share as of December 31, 2024 and the exercise prices of the options.

Total intrinsic value of options exercised during the years ended December 31, 2022 and 2024 were RMB8 million and RMB7 million, respectively. No exercise of share option during the year ended December 31, 2023.

The total fair value of shares vested for the years ended December 31, 2022, 2023 and 2024 were RMB5 million, nil and nil million, respectively.

For the years ended December 31, 2022, 2023 and 2024, total cash received from the exercise of share options was RMB 5 million, nil and RMB4 million, respectively.

(ii)Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares under the 2022 Plan, 2023 Plan and 2024 Plan:

	Number of restricted shares	Weighted average grant
	outstanding	date fair value
		(RMB)
Unvested as of December 31, 2021	318,600	86.38
Granted	16,684,600	72.10
Vested	(10,188,740)	72.08
Unvested as of December 31, 2022	6,814,460	72.38
Granted	20,800,000	68.87
Vested	(10,671,778)	70.00
Unvested as of December 31, 2023	16,942,682	69.57
Vested	(7,969,288)	70.21
Forfeited	(130,212)	70.60
Unvested as of December 31, 2024	8,843,182	68.63

Share-based compensation expenses of RMB968 million, RMB721 million and RMB383 million related to restricted shares were recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2022, 2023 and 2024, there were RMB256 million, RMB968 million and RMB576 million of unrecognized compensation expenses related to restricted shares which is expected to be recognized over a weighted-average period of 2.28, 5.70 years and 4.89 years, respectively.

(b)    Incentive plan of Jiangxi Jinko

In October 2022, Jiangxi Jinko adopted its 2022 Equity Incentive Plan (the “Jiangxi Jinko 2022 Plan”), which permits the grant of stock options of Jiangxi Jinko to its employees. The share option have a contractual life of 3 year with thirty percent (30%) vested on each of the first year and second year, and forty percent (40%) vested on the third year from the date of grant. The vesting of the awards is subject to (i) the participants’ continued service with Jiangxi Jinko, and (ii) Jiangxi Jinko meeting certain financial performance targets. Under the plan, a total of 40,187,375 ordinary shares of Jiangxi Jinko were initially reserved for issuance.

A summary of share option activities under the Jiangxi Jinko 2022 Plan for the years ended December 31, 2023 and 2024 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(RMB/share)	(in years)	(RMB)
Balance as of December 31, 2021	—	—	—	—
Granted	32,149,900	8.81	2.89	187,755
Balance as of December 31, 2022	32,149,900	8.81	2.89	187,755
Exercise	(5,193,983)	8.72	—	—
Forfeited	(7,576,422)	8.72	—	—
Balance as of December 31, 2023	19,379,495	8.72	2.28	2,713
Forfeited	(12,499,517)	8.50	—	—
Balance as of December 31, 2024	6,879,978	8.50	0.79	—

Vested and expected to vest as of December 31, 2024	6,879,978	8.50	0.79	—
Vested and exercisable as of December 31, 2024	6,879,978	8.50	0.79	—

The aggregate intrinsic value is nil as of December 31, 2024, as the market price of Jiangxi Jinko’s ordinary shares (RMB7.11 per share) is lower than the exercise prices of the options of RMB8.50 per share.

Total intrinsic value of options exercised during the year ended December 31, 2023 were RMB3 million. No exercise of share option during the years ended December 31, 2022 and 2024.

Share-based compensation expenses related to the option awards granted to the employees under Jiangxi Jinko 2022 Plan was amounted to RMB33 million and RMB142 million for the years ended December 31, 2022 and 2023 respectively. For the year ended December 31, 2024, Jiangxi Jinko failed to meet the financial performance targets, hence 12,859,960 share options were unvested and the Group reversed the share-based compensation expenses of RMB17 million.

For the years ended December 31, 2022, 2023 and 2024, total cash received from the exercise of share options under the Jiangxi Jinko 2022 Plan were nil, RMB45 million and nil, respectively.

For the years ended December 31, 2022 and 2023, share options vested under the Jiangxi Jinko 2022 Plan were recorded as noncontrolling interests in the Company’s consolidated financials with the amount of nil and RMB161 million, respectively.

The total share-based compensation expense recognised/ (reversal) of continuing operations for the year ended December 31, 2022, 2023 and 2024 was recorded in the respective items (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Costs of revenues	17,676	1,734	(8,389)
Selling expenses	7,101	28,439	(3,010)
General and administrative expenses	974,564	825,688	377,977
Research and development expenses	1,528	6,781	(826)
Total	1,000,869	862,642	365,752